Income taxes - Income (loss) from continuing operations before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (loss) from continuing operations before income taxes
U.S. Operations	$ (31,499)	$ (5,834)	$ 863
Foreign	(36,528)	(23,637)	(30,324)
Total	$ (68,027)	$ (29,471)	$ (29,461)